PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2025	March 31, 2025
Equipment	3,047	-
Hardware	1,000,000	-
Less: accumulated depreciation	(50,217)	-
Property, plant and equipment, net	$952,830	$-